Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (IAS 18 basis) (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segmental revenue and profit
Adjusted EBITDA		€ 14,737	€ 14,149
Impairment losses	€ (3,525)
Other (expense)/income	(148)	213	1,052
Operating (loss)/profit	(951)	4,299	3,725
Amortisation of acquired customer based and brand intangible assets, restructuring costs and other costs not adjusted in share of results of equity accounted associates and joint ventures	600	400	100
Group (IAS 18 basis)
Segmental revenue and profit
Adjusted EBITDA	14,139	14,737	14,149
Depreciation, amortisation and loss on disposal of fixed assets	(9,665)	(9,910)	(10,179)
Share of results of equity accounted associates and joint ventures, net amortisation	(291)	389	164
Adjusted operating profit	4,183	5,216	4,134
Impairment losses	(3,119)
Restructuring costs		(156)	(415)
Amortisation of acquired customer based and brand intangible assets		(974)	(1,046)
Other (expense)/income		213	1,052
Operating (loss)/profit		€ 4,299	€ 3,725
Group (IFRS 15 basis)
Segmental revenue and profit
Operating (loss)/profit	(951)
IAS 18 basis
Segmental revenue and profit
Adjusted EBITDA	14,139
Impairment losses	(3,119)
IAS 18 basis | Group (IAS 18 basis)
Segmental revenue and profit
Restructuring costs	(486)
Amortisation of acquired customer based and brand intangible assets	(583)
Other (expense)/income	(262)
Operating (loss)/profit	(267)
Impact of adoption of IFRS 15
Segmental revenue and profit
Impairment losses	(406)
Impact of adoption of IFRS 15 | Impact of adoption of IFRS 15
Segmental revenue and profit
Operating (loss)/profit	€ (684)